Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation	Compensation	Summary Compensation	Compensation Actually	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:(c)
Year	Table Total for PEO Jesse Gary(a) ($)	Actually Paid to PEO Jesse Gary(a,b,c) ($)	Table Total for PEO Michael Bless(a) ($)	Paid to PEO Michael Bless(a,b) ($)	Table Total for Non-PEO NEOs(a) ($)	Actually Paid to Non-PEO NEOs(a,b) ($)	TSR ($)	Peer Group TSR ($)	GAAP Net Income ($ Millions)	Relative TSR (as % of Avg. TSR Comparators)(d)
2024	8,207,393	17,095,298			1,647,834	3,408,622	242	188	319	167.2%
2023	8,017,519	13,814,257			1,559,454	2,373,631	162	169	(43)	151.7%
2022	8,193,535	1,563,282			840,747	93,714	109	226	(14)	64.3%
2021	5,440,308	6,360,209	4,217,895	4,617,882	1,084,929	1,099,028	220	296	(167)	71.9%
2020			5,208,386	12,209,538	1,538,266	2,998,546	147	115	(123)	129.8%

Company Selected Measure Name		Relative TSR
Named Executive Officers, Footnote [Text Block]		Jesse Gary was our PEO in 2021, 2022, 2023, and 2024, and Michael Bless was our PEO in 2020 and 2021.
Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Aluminum (Sector) Index (“Dow Jones U.S. Aluminum Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Aluminum Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,647,834	$ 1,559,454	$ 840,747	$ 1,084,929	$ 1,538,266
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,408,622	2,373,631	93,714	1,099,028	2,998,546
Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Relative TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and Relative TSR (as % of Avg. TSR Comparators) over the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

a.	Relative TSR (as % of Avg. TSR Comparators)

b.	Controllable Costs

c.	Shipment Volume

Total Shareholder Return Amount	[3]	$ 242	162	109	220	147
Peer Group Total Shareholder Return Amount	[3]	188	169	226	296	115
Net Income (Loss) Attributable to Parent		$ 319,000,000	$ (43,000,000)	$ (14,000,000)	$ (167,000,000)	$ (123,000,000)
Company Selected Measure Amount	[4]	1.672	1.517	0.643	0.719	1.298
PEO Name		Jesse Gary
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Non-GAAP Measure Description [Text Block]		We determined Relative TSR, which is the Company’s TSR as a percentage of the average TSR of an industry peer group comprised of aluminum companies, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024 because this is the primary performance metric in the PSU program, which is the largest element of pay for the PEO. We may determine a different financial performance measure to be the most important financial performance measure in future years. We refer you to the section of this proxy statement titled “Compensation Discussion and Analysis” for discussion of the Industry Peer Group.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Controllable Costs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Shipment Volume
Non-PEO NEO [Member] | Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (28,220)
Non-PEO NEO [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,639
Non-PEO NEO [Member] | Average Exclusion Of Stock Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(755,254)
Non-PEO NEO [Member] | Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,530,568
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		584,083
Non-PEO NEO [Member] | Average Changein Fair Valuefrom Last Dayof Prior Yearto Vesting Dateof Unvested Equity Awardsthat Vested During Yearfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		246,231
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Jesse Gary [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	8,207,393	$ 8,017,519	$ 8,193,535	$ 5,440,308
PEO Actually Paid Compensation Amount	[1],[2],[3]	17,095,298	13,814,257	1,563,282	6,360,209
Jesse Gary [Member] | PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,119,891)
Jesse Gary [Member] | PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,353,781
Jesse Gary [Member] | PEO [Member] | Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(345,985)
Jesse Gary [Member] | PEO [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Jesse Gary [Member] | PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7
Jesse Gary [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3
Jesse Gary [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2
Jesse Gary [Member] | PEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Michael Bless [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				4,217,895	5,208,386
PEO Actually Paid Compensation Amount	[1],[2]				$ 4,617,882	$ 12,209,538

[1]	Jesse Gary was our PEO in 2021, 2022, 2023, and 2024, and Michael Bless was our PEO in 2020 and 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	The amounts shown for Compensation Actually Paid, or “CAP,” have been calculated as required by and in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned, realized, or received by the Company’s NEOs. Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table as adjusted to exclude and include certain amounts for the PEO and the Non-PEO NEOs as set forth below with respect to 2024. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Aluminum (Sector) Index (“Dow Jones U.S. Aluminum Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Aluminum Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[4]	We determined Relative TSR, which is the Company’s TSR as a percentage of the average TSR of an industry peer group comprised of aluminum companies, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024 because this is the primary performance metric in the PSU program, which is the largest element of pay for the PEO. We may determine a different financial performance measure to be the most important financial performance measure in future years. We refer you to the section of this proxy statement titled “Compensation Discussion and Analysis” for discussion of the Industry Peer Group.